Lease liability - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities	$ 3,327	$ 4,013
Deferred gain on finance lease liability	$ 69	$ 485
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	2.95%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	9.42%